Acquisitions - Intangibles acquired (Details) - Alcatel Lucent - EUR (€) € in Millions		12 Months Ended		24 Months Ended
	Jan. 04, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2016
Business combinations
Intangible assets	€ 5,711
Acquisition related costs		€ 93		€ 125
Revenue since acquisition date			€ 12,151
Net loss since acquisition date			€ (508)
Customer relationships
Business combinations
Intangible assets	€ 2,902
Intangible assets, useful lives	10 years
Technologies
Business combinations
Intangible assets	€ 2,170
Intangible assets, useful lives	4 years
Other intangible assets
Business combinations
Intangible assets	€ 639
Intangible assets, useful lives	8 years